SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Total	¥ 559,420	¥ 419,058
Flex Brain	162,690	67,776
Other Current Liabilities [Member]
Related Party Transaction [Line Items]
Total	2,973	784
Li Tianqi [Member] | Other Current Liabilities [Member] | Operating Expense Paid on Behalf of the Company [Member]
Related Party Transaction [Line Items]
Total	26
Fuchiwaki Takeshi [Member] | Other Current Liabilities [Member] | Operating Expense Paid on Behalf of the Company [Member]
Related Party Transaction [Line Items]
Total	93	230
SYW [Member] | Container Operation and Management Fee [Member]
Related Party Transaction [Line Items]
Flex Brain	437
SYW [Member] | Rental and Other Fees Received in Advance [Member]
Related Party Transaction [Line Items]
Deferred revenue from related party		93,341
SYW [Member] | Other Current Liabilities [Member] | Entertainment Service [Member]
Related Party Transaction [Line Items]
Total	2,854	554
Flex Brain [Member] | Solar Power Plants Operation And Maintenance Fee [Member]
Related Party Transaction [Line Items]
Flex Brain	8
Related Party [Member]
Related Party Transaction [Line Items]
Flex Brain	¥ 445